INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Domain name, trademark and online video license USD ($)	Dec. 31, 2013 Domain name, trademark and online video license CNY	Dec. 31, 2012 Domain name, trademark and online video license CNY	Dec. 31, 2013 Licensed copyrights USD ($)	Dec. 31, 2013 Licensed copyrights CNY	Dec. 31, 2012 Licensed copyrights CNY	Dec. 31, 2013 Advertising license USD ($)	Dec. 31, 2013 Advertising license CNY	Dec. 31, 2012 Advertising license CNY	Dec. 31, 2013 Technology USD ($)	Dec. 31, 2013 Technology CNY	Dec. 31, 2012 Technology CNY	Dec. 31, 2013 Non-compete agreement USD ($)	Dec. 31, 2013 Non-compete agreement CNY	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2013 Customer relationships USD ($)	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2013 User generated content USD ($)	Dec. 31, 2013 User generated content CNY	Dec. 31, 2012 User generated content CNY	Dec. 31, 2012 Media Content [Member] CNY
INTANGIBLE ASSETS, NET
Gross carrying value, Current portion									162,613	38,151
Accumulated amortization, Current portion									(110,671)	(18,544)
Net carrying value, Current portion	8,580	51,942	19,607					8,580	51,942	19,607
Gross carrying value, Non-current portion		703,984	913,273						627,771	771,733		1,221	1,510		20,854	27,900		5,287	8,200		31,042	41,530		17,809	62,300	100
Accumulated amortization, Non-current portion		(351,613)	(453,650)						(333,889)	(421,063)		(62)	(130)		(2,526)	(1,976)		(1,240)	(968)		(3,759)	(2,941)		(10,137)	(26,472)	(100)
Net carrying value, Non-current portion	58,208	352,371	459,623					48,546	293,882	350,670	191	1,159	1,380	3,028	18,328	25,924	669	4,047	7,232	4,507	27,283	38,589	1,267	7,672	35,828
Indefinite intangible assets, net carrying value					139,633	845,300	845,300
Gross carrying value		1,549,284	1,758,573
Net carrying value	197,841	1,197,671	1,304,923
Impairment charges on intangible assets	9,140	55,331	0	0
Amortization expense	128,162	775,855	402,445	161,553
Estimated amortization expense
Within 1 year	49,692	300,819
Between 1 and 2 years	12,247	74,141
Between 2 and 3 years	3,658	22,142
Between 3 and 4 years	1,443	8,738
Between 4 and 5 years	$ 67	405